Shareholders' Equity	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
SHAREHOLDERS’ EQUITY
NOTE 10:-	SHAREHOLDERS’ EQUITY

a.	Reverse Share Split:

On June 21, 2020, the Company’s Board of Directors resolved to consolidate the Company’s share capital by applying an additional reverse share split and cancelling the shares’ par value (See Note 1.b).

Following the reverse share split and the cancellation of the par value, all Ordinary shares, Convertible Preferred shares, options, convertible loans, warrants, exercise prices and per share data have been adjusted retroactively for all periods presented in these consolidated financial statements.

b.	Ordinary share capital is composed as follows:

	December 31, 2022		December 31, 2021
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares

Ordinary shares with no par value	47,800,000	19,851,833	47,800,000	18,756,570

c.	Controlled Equity Offering Sales Agreement (the “Sales Agreement”):

In July 2021, the Company entered into a Sales Agreement with Cantor Fitzgerald & Co. (the “Agent”), pursuant to which the Company may offer and sell, from time to time, its Ordinary shares, through the Agent in an at the market offering (“ATM’”), as defined in Rule 415(a)(4) promulgated under the Securities Act of 1933, as amended, for an aggregate offering price of up to $45,000.

During the year ended December 31, 2022, the Company sold 1,065,057 Ordinary shares under the ATM for a total amount of $4,423, net of issuance cost in the amount of $222.

d.	Ordinary shares rights:

The Ordinary shares confer upon their holders the right to participate in the general meetings of the Company, to vote at such meetings (each share represents one vote), and to participate in any distribution of dividends or any other distribution of the Company’s property, including the distribution of surplus assets upon liquidation.

e.	Share option plan:

The Company has authorized through its 2012 Share Option Plan, the grant of options to officers, directors, advisors, management and other key employees of up to 4,672,094 Ordinary shares. The options granted generally have a four-year vesting period and expire ten years after the date of grant. Options granted under the Company’s option plan that are canceled or forfeited before expiration become available for future grant.

On May 3, 2022, the annual and extraordinary general meeting of shareholders of the Company approved a new grant of 76,120 options to the then current Chief Executive Officer of the Company, Mr. Amir Weisberg. In addition, it was approved to accelerate the vesting of 12,906 options from an outstanding grant; in both cases the vesting of all options will occur on June 30, 2022. As a result, the Company recognized a total share-based compensation expense in the amount of $76.

On May 9, 2022, the Company’s Board of Directors approved to increase the Company’s options pool by an additional one million options from 3,672,094 to 4,672,094.

As of December 31, 2022, 700,965 of the Company’s options were available for future grants.

A summary of the status of options to employees under the Company’s option plan as of December 31, 2022, and changes during the relevant period ended on that date is presented below:

	Number of options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)

Outstanding at beginning of year	2,726,911	$6.25	$2,323	6.44
Granted	1,124,520	$5.51
Exercised	(30,206)	$3.60	$21
Forfeited and expired	(517,879)	$6.57

Outstanding at end of year	3,303,346	$5.97	$115	6.14

Exercisable options	2,016,737	$5.81	$115	4.34

Vested and expected to vest	3,303,346	$5.97	$115	6.14

The weighted average grant date fair value of options granted during the year ended December 31, 2022, was $3.46.

The Black-Scholes assumptions used to value the employee share options at the grant dates are presented in the following table by years:

	2022	2021	2020

Dividend yield (%)	0	0	0
Expected volatility (%)	70.45-92.67	72.97-78.69	74.35-84.77
Risk-free interest rate (%)	1.81-4.30	0.62-1.32	0.23-1.38
Expected term (in years)	1.2-6	5-6	5-6

These assumptions and estimates were determined as follows:

o	Fair Value of Ordinary Shares - Prior to the IPO, the fair value was determined by the Company’s Board of Directors, with input from management and third-party valuation specialists. After the IPO, the fair value of each Ordinary share was based on the closing price of the Company’s publicly traded Ordinary shares as reported on the date of the grant.

o	Dividend Yield - The Company has never declared or paid any cash dividends and does not presently plan to pay cash dividends in the foreseeable future. As a result, an expected dividend yield of zero percent was used.

o	Expected Volatility - As the Company has a short trading history for its Ordinary shares, the expected volatility is derived from the average historical share volatilities of several unrelated public companies within the Company’s industry that the Company considers to be comparable to its own business over a period equivalent to the option’s expected term.

e.	Share option plan: (Cont.)

o	Risk-Free Interest Rate - The risk-free rate for the expected term of the options is based on the Black-Scholes option pricing model on the yields of United States of America Treasury securities with maturities appropriate for the expected term of employee share option awards.

o	Expected term - The expected term represents the period that options are expected to be outstanding. For option grants that are considered to be “plain vanilla,” the Company determines the expected term using the simplified method. The simplified method deems the term to be the average of the time-to-vesting and the contractual life of the options.

The total share-based compensation expense recognized by the Company’s departments for the three years ended December 31, 2022, 2021 and 2020, was comprised as follows:

	Year Ended December 31,
	2022	2021	2020

Research and development	$2,081	$2,203	$1,806
Marketing and business development	383	317	140
General and administrative	1,843	2,230	2,631

Total share-based compensation expense	$4,307	$4,750	$4,577

As of December 31, 2022, there were unrecognized compensation costs of $6,379, which are expected to be recognized over a weighted average period of approximately 2.5 years.

f.	Options issued to non-employees (including directors and consultants):

Outstanding options granted to non-employees as of December 31, 2022, were as follows:

Grant date	Options outstanding as of December 31, 2022	Average Exercise price per share ($)	Options exercisable as of December 31, 2022	Exercisable through

October 2013	5,719	$5.06	5,719	October 2023
September 2014	5,719	$5.06	5,719	September 2024
April 2016	5,975	$3.10	5,975	April 2026
December 2016	7,170	$3.93	7,170	December 2026
June 2017	197,722	$4.10	197,722	June 2027
November 2017	17,925	$7.70	17,925	November 2027
August 2019	71,700	$8.18	71,700	August 2029
June 2020	64,530	$6.62	53,724	June 2030
April 2021	62,741	$9.57	62,741	April 2031
August 2021	15,000	$8.13	6,206	August 2031
December 2021	10,000	$6.80	3,300	December 2031
May 2022	65,625	$5.00	32,809	May 2032
November 2022	5,000	$1.05	-	November 2032

	534,826		470,710

No options were exercised by non-employees during the year ended December 31, 2022.

g.	Warrants:

During the year ended December 31, 2020, 2,106,879 D-2 warrants were exercised into 885,377 Ordinary shares on a cashless basis. As of December 31, 2020, 648,519 D-2 warrants were outstanding. In addition, 53,775 A warrants were exercised into 53,775 Ordinary shares for a total consideration of $13. As of December 31, 2022, no A warrants were outstanding.

Further to the discussion in Note 7, as of April 26, 2022 and July 19, 2022, the Company measured the fair value of the warrants to purchase Ordinary shares (a Level 3 valuation) using the Black-Scholes option pricing model.

g.	Warrants: (Cont.)

As of April 26, 2022 and July 19, 2022, the relative fair value of the warrants to purchase Ordinary shares issued to Kreos was $468 and $120, respectively, which was calculated using the following assumptions:

	July 19,	April 26,
	2022	2022

Share price ($)	5.12	4.96
Exercise price ($)	5.14	5.14
Expected volatility (%)	60.57	60.81
Adjustment to risk-free interest rate (%)	3.07	2.84
Dividend yield (%)	-	-
Risk-free interest rate (%)	3.11	2.88
Expected life (in years)	6.72	6.94

During the year ended December 31, 2021, 580,028 D-2 warrants were exercised into 115,982 Ordinary shares on a cashless basis. In addition, 68,491 D-2 warrants were exercised into 68,491 Ordinary shares for a total consideration of $632. As of December 31, 2022, no D-2 warrants are outstanding.

Since the IPO and as of December 31, 2022, all warrants are exercisable into Ordinary shares, in which the outstanding issued warrants to purchase Ordinary shares as of December 31, 2022, were as follows:

Grant date	Warrants outstanding as of December 31, 2022	Average Exercise price per share ($)	Warrants exercisable as of December 31, 2022	Exercisable through

August 2019	200,596	$15.95	200,596	August 2023
September 2020	17,925	$16.00	17,925	September 2024
April 2022	155,794	$5.14	155,794	April 2029
July 2022	38,948	$5.14	38,948	April 2029

	413,263		413,263